Accounting Rules and Methods - Additional Information (Details) € / shares in Units, € in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2021 EUR (€) shares	Feb. 28, 2021 USD ($) shares	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Mar. 02, 2021 EUR (€) shares	Jun. 30, 2020	Jun. 24, 2020 EUR (€)
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents			€ 44,446	€ 73,173	€ 134,371
Proceeds from issuing shares			118	€ 0	€ 0
Convertible notes			€ 2,169
Number of subsidiaries			1
American Depository Shares | Major Ordinary Share Transactions
Disclosure Of Significant Accounting Policies [Line Items]
Proceeds from issuing shares	€ 6,600	$ 8.0
Number of shares issued | shares	744,186	744,186
European High Growth Opportunities Fund
Disclosure Of Significant Accounting Policies [Line Items]
Convertible notes			€ 15,000
Undrawn borrowing facilities			€ 33,000
Percentage of permissible dilution			20.00%					20.00%
Closing market price | € / shares			€ 7.10
European High Growth Opportunities Fund | Top of range
Disclosure Of Significant Accounting Policies [Line Items]
Undrawn borrowing facilities			€ 42,000					€ 60,000
European High Growth Opportunities Fund | Major Ordinary Share Transactions
Disclosure Of Significant Accounting Policies [Line Items]
Convertible notes						€ 3,000
Derivatives | European High Growth Opportunities Fund
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of permissible dilution							20.00%
Derivatives | European High Growth Opportunities Fund | Major Ordinary Share Transactions
Disclosure Of Significant Accounting Policies [Line Items]
Number of convertible notes (in shares) | shares						60